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Guardian Select Mid Cap Core VIP Fund
Guardian Select Mid Cap Core VIP Fund

GUARDIAN VARIABLE PRODUCTS TRUST
Guardian Integrated Research VIP Fund

Guardian Select Mid Cap Core VIP Fund

Supplement dated October 25, 2021
to the Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2021, as supplemented

The Board of Trustees (the “Board”) of Guardian Variable Products Trust recently approved a reduction in the management fees for Guardian Integrated Research VIP Fund and Guardian Select Mid Cap Core VIP Fund. Additionally, the Board approved a reduction in the expense limit for Guardian Integrated Research VIP Fund. These reductions are effective October 25, 2021.

Accordingly, effective October 25, 2021, the following changes are made to the Prospectus and SAI, as applicable:

The “Fees and Expenses of the Fund” section and “Annual Fund Operating Expenses” sub-section on page 29 of the Prospectus with respect to Guardian Select Mid Cap Core VIP Fund is revised by replacing the table and footnotes in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Guardian Select Mid Cap Core VIP Fund Guardian Select Mid Cap Core VIP Fund
Management Fees	0.53%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%	[2]
Total Annual Fund Operating Expenses	0.90%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%
[1]	Restated to reflect current management fees.
[2]	Other expenses are based on estimates for the current fiscal year.
[3]	Park Avenue Institutional Advisers LLC, the Fund's investment manager (the “Manager”), has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees.

The “Example” section on page 29 of the Prospectus with respect to Guardian Select Mid Cap Core VIP Fund is revised by replacing the table in its entirety with the following:
Expense Example	1 Year	3 Years
Guardian Select Mid Cap Core VIP Fund | Guardian Select Mid Cap Core VIP Fund | USD ($)	89	284

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.